Schedule of components of trade receivables aging (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 1,118,218	$ 1,040,542
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	88,516	96,741
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	12,898	20,412
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 101,414	$ 117,153